Note 20 - Carrying value of the Groups assets pledged as collateral for liabilities or contingent liabilities (Detail) - Carrying Value of the Assets Pledged as Collateral [Member] - EUR (€)
€ in Millions
		Dec. 31, 2021	Dec. 31, 2020
Carrying Value of the Assets Pledged as Collateral [Line Items]
Financial assets at fair value through profit or loss	[1]	€ 51,165	€ 47,553
Financial assets at fair value through other comprehensive income	[1]	6,395	7,858
Loans	[1]	79,485	77,433
Other	[1]	611	1,257
Total	[1]	€ 137,656	€ 134,101

[1]	Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.